Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2016	15,722
Balance at Dec. 31, 2016	$ 218,034	$ 28,719	$ (4,298)	$ (235,127)	$ 7,328
Common shares issued (in shares)	3,222
Common shares issued	$ 3,676				3,676
Net loss				(3,292)	(3,292)
Shares issued on redemption of restricted share units		61			61
Balance (in shares) at Mar. 31, 2017	18,944
Balance at Mar. 31, 2017	$ 221,710	28,780	(4,298)	(238,419)	7,773
Balance (in shares) at Dec. 31, 2016	15,722
Balance at Dec. 31, 2016	$ 218,034	28,719	(4,298)	(235,127)	7,328
Balance (in shares) at Dec. 31, 2017	27,502
Balance at Dec. 31, 2017	$ 231,923	29,365	(4,316)	(246,770)	10,202
Common shares issued (in shares)	3,200
Common shares issued	$ 8,855				8,855
Stock-based compensation		2,228			2,228
Other comprehensive loss			(2)		(2)
Net loss				(6,814)	(6,814)
Balance (in shares) at Mar. 31, 2018	30,702
Balance at Mar. 31, 2018	$ 240,778	$ 31,593	$ (4,318)	$ (253,584)	$ 14,469